Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 34,083	$ 1,790
Comprehensive income	$ 34,083	$ 1,790